Schedule of Redeemable Noncontrolling Interests Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
Beginning balance	¥ 1,414,435	¥ 1,172,218	¥ 1,093,526
Foreign exchange impact	24,719	117,540	(30,034)
Accretion to redemption value of redeemable non-controlling interests	143,976	124,677	108,726
Ending balance	¥ 1,583,130	¥ 1,414,435	¥ 1,172,218